Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of operating segments
	Years ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018
($000s)	Egypt		Canada		Corporate		Total
Revenue
Oil sales	256,193	278,111	15,159	10,666	-	-	271,352	288,777
Natural gas sales	-	-	2,705	2,632	-	-	2,705	2,632
Natural gas liquids sales	-	-	4,872	7,735	-	-	4,872	7,735
Less: royalties	(136,616)	(120,271)	(2,217)	(2,646)	-	-	(138,833)	(122,917)
Petroleum and natural gas sales, net of royalties	119,577	157,840	20,519	18,387	-	-	140,096	176,227
Finance revenue	45	87	-	-	426	483	471	570
Total segmented revenue	119,622	157,927	20,519	18,387	426	483	140,567	176,797

Segmented expenses
Production and operating	43,252	45,562	7,374	7,736	-	-	50,626	53,298
Selling costs	1,287	2,103	-	-	-	-	1,287	2,103
General and administrative	6,491	4,798	901	1,134	9,219	12,756	16,611	18,688
Foreign exchange gain	-	-	-	-	(147)	(289)	(147)	(289)
Finance costs	3,767	4,635	456	440	33	-	4,256	5,075
Depletion, depreciation and amortization	26,345	26,271	7,790	7,711	813	309	34,948	34,291
Asset retirement obligation accretion	-	-	215	270	-	-	215	270
Loss on financial instruments	2,845	6,755	-	296	-	-	2,845	7,051
Impairment loss	7,937	14,500	-	-	-	-	7,937	14,500
Gain on disposition of assets	-	-	(114)	(207)	-	-	(114)	(207)
Income tax expense	26,098	26,340	-	-	-	-	26,098	26,340
Segmented net earnings (loss)	1,600	26,963	3,897	1,007	(9,492)	(12,293)	(3,995)	15,677

Capital expenditures
Exploration and development	27,239	28,673	9,525	11,965	-	-	36,764	40,638
Corporate	-	-	-	-	168	68	168	68
Total capital expenditures	27,239	28,673	9,525	11,965	168	68	36,932	40,706

The carrying amounts of reportable segment assets and liabilities are as follows:

	As at December 31, 2019			As at December 31, 2018
($000s)	Egypt	Canada	Total	Egypt	Canada	Total
Assets
Accounts receivable	6,266	3,874	10,140	9,031	2,525	11,556
Derivative commodity contracts	-	-	-	1,369	-	1,369
Intangible exploration and evaluation assets	33,176	530	33,706	35,735	531	36,266
Property and equipment
Petroleum and natural gas assets	117,591	78,559	196,150	123,043	72,220	195,263
Other assets	2,847	15	2,862	2,222	22	2,244
Other	48,652	2,269	50,921	58,518	1,296	59,814
Deferred taxes	8,387	-	8,387	4,523	-	4,523
Segmented assets	216,919	85,247	302,166	234,441	76,594	311,035
Non-segmented assets			6,159			7,261
Total assets			308,325			318,296

Liabilities
Accounts payable and accrued liabilities	19,459	6,798	26,257	13,407	8,010	21,417
Derivative commodity contracts	217	-	217	-	-	-
Long-term debt	29,502	7,539	37,041	44,134	8,221	52,355
Asset retirement obligation	-	13,612	13,612	-	12,113	12,113
Lease obligation	718	276	994	-	-	-
Deferred taxes	8,387	-	8,387	4,523	-	4,523
Segmented liabilities	58,283	28,225	86,508	62,064	28,344	90,408
Non-segmented liabilities			7,327			7,597
Total liabilities			93,835			98,005